Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Business Segment Information [Abstract]
Amounts Of Consolidated Revenue, Expense, Tax And Assets
(Dollars in thousands)		2016	2015	2014
Consolidated	Net interest income	$729,084	$653,720	$627,718
	Provision for loan losses	11,000	9,000	27,000
	Noninterest income	552,441	517,325	550,044
	Noninterest expense	925,204	1,053,791	832,531
	Income/(loss) before income taxes	345,321	108,254	318,231
	Provision/(benefit) for income taxes	106,810	10,941	84,185
	Net income/(loss)	$238,511	$97,313	$234,046
	Average assets	$27,427,227	$25,635,975	$23,993,017
	Depreciation and amortization	$64,673	$60,743	$56,894
	Expenditures for long-lived assets	62,554	43,514	38,880

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03,"Simplifying the Presentation of Debt Issuance Costs." See Note 1-Summary of Significant Accounting Policies for additional information.

(Dollars in thousands)		2016	2015	2014
Regional Banking	Net interest income	$741,863	$655,164	$602,204
	Provision for loan losses	38,886	34,545	29,187
	Noninterest income	249,003	251,586	254,667
	Noninterest expense	615,530	562,572	537,129
	Income/(loss) before income taxes	336,450	309,633	290,555
	Provision/(benefit) for income taxes	120,360	110,589	103,503
	Net income/(loss)	$216,090	$199,044	$187,052
	Average assets	$17,143,540	$14,932,077	$13,269,663
	Depreciation and amortization	$39,243	$37,993	$35,583
	Expenditures for long-lived assets	51,354	37,367	30,617

Fixed Income	Net interest income	$10,766	$15,517	$12,664
	Noninterest income	269,339	231,314	202,726
	Noninterest expense	229,863	220,441	147,030
	Income/(loss) before income taxes	50,242	26,390	68,360
	Provision/(benefit) for income taxes	17,959	8,885	25,661
	Net income/(loss)	$32,283	$17,505	$42,699
	Average assets	$2,365,640	$2,370,334	$2,070,401
	Depreciation and amortization	$5,977	$6,108	$6,422
	Expenditures for long-lived assets	2,099	1,706	1,358

Corporate	Net interest income/(expense)	$(65,912)	$(71,688)	$(53,970)
	Noninterest income	20,436	23,331	26,969
	Noninterest expense	58,914	57,943	62,330
	Income/(loss) before income taxes	(104,390)	(106,300)	(89,331)
	Provision/(benefit) for income taxes	(55,924)	(80,276)	(63,810)
	Net income/(loss)	$(48,466)	$(26,024)	$(25,521)
	Average assets	$6,030,123	$6,000,978	$5,586,935
	Depreciation and amortization	$18,989	$16,054	$13,093
	Expenditures for long-lived assets	8,946	3,971	6,348

Non-Strategic	Net interest income	$42,367	$54,727	$66,820
	Provision/(provision credit) for loan losses	(27,886)	(25,545)	(2,187)
	Noninterest income	13,663	11,094	65,682
	Noninterest expense	20,897	212,835	86,042
	Income/(loss) before income taxes	63,019	(121,469)	48,647
	Provision/(benefit) for income taxes	24,415	(28,257)	18,831
	Net income/(loss)	$38,604	$(93,212)	$29,816
	Average assets	$1,887,924	$2,332,586	$3,066,018
	Depreciation and amortization	$464	$588	$1,796
	Expenditures for long-lived assets	155	470	557

Certain previously reported amounts have been reclassified to agree with current presentation.